Debt - Schedule of Changes in Liabilities Derived from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	$ 4,856,323	$ 4,007,580
Adoption IFRS 16		1,079,733
New acquisitions	1,113,080	1,091,167
New leases	191,834	322,145
Financial cost	286,298	262,004
Payments	(350,848)	(637,740)
Interest payments	(136,063)	(275,054)
Foreign exchange movement	(169,826)	(18,635)
Reclassification	490,458	(974,877)
Notional amount ending balance	6,281,256	4,856,323
Non-current portion of long term debt
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	2,557,257	2,830,922
New acquisitions	12,916	454,055
Foreign exchange movement	(1,319)	(7,869)
Reclassification	(2,276,351)	(719,851)
Notional amount ending balance	292,503	2,557,257
Current Interest Bearing Loans and Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	118,137	119,866
New acquisitions	51,223	26,717
Financial cost	6,707	7,563
Payments	(14,447)	(27,833)
Interest payments	(2,400)	(7,207)
Foreign exchange movement	(9,363)	(969)
Reclassification	(50,000)
Notional amount ending balance	99,857	118,137
Current Portion of Long Term Credits [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	451,155	469,500
New acquisitions	1,048,941	144,783
Financial cost	174,384	155,444
Payments	(269,357)	(378,893)
Interest payments	(102,713)	(162,096)
Foreign exchange movement	(203,479)	(6,976)
Reclassification	3,036,409	229,393
Notional amount ending balance	4,135,340	451,155
Current Bonds [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	65,632	587,292
Financial cost	21,475	47,112
Payments	85	(26,820)
Interest payments		(53,866)
Foreign exchange movement		(3,667)
Reclassification	264,819	(484,419)
Notional amount ending balance	352,011	65,632
Non current Portion of Bonds [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	465,612
New acquisitions		465,612
Financial cost	2,314
Foreign exchange movement	16,493
Reclassification	(484,419)
Notional amount ending balance		465,612
Aircraft rentals [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	1,128,525
Adoption IFRS 16		1,010,200
New leases	191,819	313,001
Financial cost	79,730	49,081
Payments	(52,729)	(194,676)
Interest payments	(28,919)	(49,081)
Foreign exchange movement	25,773
Notional amount ending balance	1,344,199	1,128,525
Other rentals [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	70,005
Adoption IFRS 16		69,533
New leases	15	9,144
Financial cost	1,688	2,804
Payments	(14,400)	(9,518)
Interest payments	(2,031)	(2,804)
Foreign exchange movement	2,069	846
Notional amount ending balance	$ 57,346	$ 70,005